Equity and Partners' Capital - Additional Information (details) (USD $)	1 Months Ended								1 Months Ended	12 Months Ended			12 Months Ended
	Jun. 30, 2012	Sep. 30, 2011	Mar. 31, 2011	Nov. 30, 2010	May 31, 2010		Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2012 WGP And Affiliates [Member]	Dec. 31, 2012 WGP And Affiliates [Member]	Dec. 31, 2011 Common [Member]	Dec. 31, 2012 Common [Member]	Dec. 31, 2012 Common [Member] Public [Member]	Dec. 31, 2012 Common [Member] WGP And Affiliates [Member]	Dec. 31, 2011 Subordinated [Member]	Dec. 31, 2012 Incentive Distribution Rights [Member] WGP And Affiliates [Member]
Schedule Of Investments Line Items
Units owned											90,140,999	104,660,553	55,364,348	49,296,205
Ownership interest													51.80%	46.20%
General partner units owned							2,135,930	1,839,613	2,135,930	2,135,930
General partner's interest										2.00%						100.00%
Conversion of subordinated units											26,536,306				(26,536,306)
Price per unit	$ 43.88	$ 35.86	$ 35.15	$ 29.92	$ 22.25	[1]			$ 46.00

[1]	Refers collectively to the May 2010 equity offering issuance and the June 2010 exercise of the underwriters’ over-allotment option.